Fair Value - Nonrecurring Gain/Loss Adjustments (Details) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 85	$ 404	$ 367
Other real estate owned	6	39	28
Total Losses from Fair Value Adjustments, Assets Measured on a Nonrecurring Basis	$ 91	$ 443	$ 395